Investment Strategy	Oct. 29, 2025
NestYield Visionary ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Options and Option Spreads – Hedging

At the discretion of the Adviser and Sub-Adviser, the Fund will opportunistically use long put options on an equity index (e.g., the NASDAQ Composite Index, S&P 500 Index, etc.) and/or Underlying Securities held either directly or indirectly (i.e., synthetically) by the Fund to seek to protect against significant market downturns. Put options are designed to increase in value when the underlying reference asset experiences moderate to major declines. The Fund’s long put options strategy is intended to help reduce potential losses in a declining market. In a flat or rising market, the Fund will likely experience a drag on performance due to the cost of maintaining this hedge. The Fund may exercise its long put options should they appreciate during significant market declines.

Additionally, rather than using stand-alone put option contracts, the Fund may opportunistically purchase call or put spreads, commonly known as “debit spreads” and/or write (sell) call or put spreads, commonly known as “credit spreads” on an equity index (e.g., S&P 500 Index, NASDAQ Composite Index, etc.) and/or Underlying Securities held either directly or indirectly (i.e., synthetically) by the Fund. The Fund will generally seek to use such transactions for hedging purposes or to offset margin requirements. In addition, the Fund may “leg into” spreads by entering a spread in stages, starting with an initial position and later adding the second leg. For example, the Fund may use debit spreads instead of covering a worthless call. In this case, the Fund would enter a call spread with a lower strike call, thereby increasing the Fund’s potential for gains while maintaining the cost efficiency of the position.